GECAS Transaction (Tables)	6 Months Ended
Jun. 30, 2022
GECAS Transaction [Abstract]
Expenses related to GECAS transaction
Transaction and integration-related expenses related to the GECAS Transaction consisted of the following for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Professional fees and other expenses	$5,406	$9,191	$15,594	$20,074
Severance and other compensation expenses	3,839	—	11,039	—
Banking fees	—	60,006	—	74,601
	$9,245	$69,197	$26,633	$94,675